Income Taxes - Reconciliation from Statutory to the Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Abstract]
Company’s domestic (Japanese) tax rate	30.60%	30.80%	30.80%
Non-deductible expenses for tax purposes	23.20%	2.60%	4.70%
Changes in unrecognized deferred tax assets and deferred tax liabilities	(61.50%)	(0.60%)	(5.00%)
Tax credits	(13.40%)	(4.70%)	(6.40%)
Differences in applicable tax rates of overseas subsidiaries	8.20%	(5.40%)	(7.10%)
Changes in tax effects of undistributed profit of overseas subsidiaries	7.90%	0.10%	0.50%
Effect of changes in applicable tax rates	1.90%	(12.60%)	(1.80%)
Tax contingencies	(10.00%)	2.70%	3.70%
Non-deductible impairment of goodwill	0.00%	0.00%	2.30%
Changes in fair value of contingent consideration	(1.80%)	1.70%	(3.70%)
Others	0.00%	(0.60%)	1.40%
Effective tax rate	(14.90%)	14.00%	19.40%